Other investments (Details 2) SFr in Millions	12 Months Ended
Dec. 31, 2018 CHF (SFr)
Other investments
Impairments and downward adjustments	SFr (7)
Impairments and downward adjustments, Annual Amount	(4)
Bank
Other investments
Impairments and downward adjustments	(7)
Impairments and downward adjustments, Annual Amount	SFr (4)